Interest Rate Swaps (Tables)	12 Months Ended
Dec. 31, 2012
Interest Rate Swaps [Abstract]
Cash flow hedging instruments
	Counterparty	Trade Date	Effective Date	Termination Date	Notional Amount December 31, 2012	Fixed Rate	Floating Rate
1.	Unicredit Bank	March 20, 2012	May 18, 2012	May 18, 2017	$5,100,000	1.48%	3-month USD LIBOR
2.	Credit Suisse AG	April 19, 2012	May 30, 2012	May 30, 2017	$4,787,500	1.20%	3-month USD LIBOR
3.	Credit Suisse AG	June 1, 2012	May 30, 2012	May 30, 2017	$4,787,500	1.0375%	3-month USD LIBOR
4.	Credit Suisse AG	July 4, 2012	August 30, 2012	May 30, 2017	$4,902,400	0.995%	3-month USD LIBOR
5.	Unicredit Bank	July 5, 2012	August 17, 2012	May 18, 2017	$7,650,000	0.98%	3-month USD LIBOR
6.	Credit Suisse AG	July 10, 2012	August 30, 2012	May 30, 2017	$4,902,400	0.935%	3-month USD LIBOR
7.	ABN AMRO	August 8, 2012	October 2, 2012	July 2, 2015	$23,750,000	0.595%	3-month USD LIBOR
8.	ABN AMRO	September 28, 2012	November 6, 2012	May 6, 2017	$11,498,500	0.74%	3-month USD LIBOR
9.	HSH Nordbank	September 28, 2012	November 6, 2012	May 6, 2017	$11,498,500	0.76%	3-month USD LIBOR
					$78,876,800